Income Taxes - Unrecognized Tax Benefits (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at October 1,	$ 115	$ 4,509
Tax positions related to current year:
Additions	0	0
Reductions	0	0
Tax positions related to prior years:
Additions	32	234
Reductions	0	(1,293)
Settlements with taxing authorities	0	(302)
Lapses in statues of limitations	(35)	(3,033)
Balance at September 30,	$ 112	$ 115